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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

      VAN KAMPEN REAL ESTATE SECURITIES FUND

      PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

                                                                                          NUMBER OF
      DESCRIPTION                                                                           SHARES                   VALUE
      COMMON AND PREFERRED STOCKS    95.8%
      DIVERSIFIED    3.4%
      Centracore Properties Trust                                                          122,310              $  3,063,866
      Forest City Enterprises, Inc.                                                        225,220                10,619,123
      Spirit Financial Corp.                                                                48,850                   595,970
      Vornado Realty Trust                                                                 149,185                14,321,760
                                                                                                           ------------------
                                                                                                                  28,600,719
                                                                                                           ------------------

      HEALTHCARE    3.3%
      Cogdell Spencer, Inc.                                                                 90,740                 1,934,577
      Health Care Property Investors, Inc.                                                 282,180                 8,013,912
      LTC Properties, Inc.                                                                  51,300                 1,193,238
      Senior Housing Property Trust                                                        661,135                11,966,544
      Sunrise Senior Living Real Estate Investment Trust (Canada) (CAD)                    226,990                 2,421,797
      Universal Health Realty Income Trust                                                  51,180                 1,869,605
      Windrose Medical Properties Trust                                                     41,955                   632,681
                                                                                                           ------------------
                                                                                                                  28,032,354
                                                                                                           ------------------

      INDUSTRIAL    4.0%
      AMB Property Corp.                                                                   355,770                19,307,638
      Cabot Industrial Value Fund II, L.P. (Acquired 11/10/05 to 03/10/06,
      Cost $389,000) (a) (b) (c) (e)                                                           778                   389,000
      Keystone Industrial Fund, L.P. (Acquired 10/24/05 to 03/27/06,
      Cost $374,823) (a) (b) (c) (e)                                                       374,823                   374,823
      ProLogis Trust                                                                       251,196                13,438,986
                                                                                                           ------------------
                                                                                                                  33,510,447
                                                                                                           ------------------

      LODGING/RESORTS    16.8%
      Four Seasons Hotels, Inc. (Canada)                                                    93,890                 4,760,223
      Hersha Hospitality Trust                                                              46,868                   458,838
      Hilton Hotels Corp.                                                                1,313,809                33,449,577
      Host Marriott Corp.                                                                2,112,885                45,215,739
      Legacy Hotels Real Estate Investment Trust (Canada) (CAD)                            801,850                 5,733,140
      MeriStar Hospitality Corp. (a)                                                       690,180                 7,164,068
      Morgans Hotel Group Co. (a)                                                          462,380                 8,165,631
      Starwood Hotels & Resorts Worldwide, Inc.                                            534,806                36,222,410
                                                                                                           ------------------
                                                                                                                 141,169,626
                                                                                                           ------------------

      OFFICE    23.4%
      Arden Realty, Inc.                                                                   286,890                12,947,346

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
      Beacon Capital Partners, Inc. (a) (b) (c)                                            177,900                   536,306
      Boston Properties, Inc.                                                              432,135                40,296,589
      Brandywine Realty Trust                                                              347,561                11,038,537
      Broadreach Capital Partners Realty, L.P. (Acquired 05/29/03 to 01/06/06,
      Cost $2,503,949) (a) (b) (c) (e)                                                   2,503,949                 2,233,462
      Brookfield Properties Corp. (Canada)                                               1,108,543                37,856,743
      Equity Office Properties Trust                                                       833,552                27,990,676
      Highwoods Properties, Inc.                                                            20,955                   706,812
      Liberty Property Trust                                                                96,010                 4,527,832
      Mack-Cali Realty Corp.                                                               412,088                19,780,224
      Parkway Properties, Inc.                                                              64,520                 2,818,234
      PS Business Parks, Inc.                                                               27,180                 1,519,906
      Reckson Associates Realty Corp.                                                      174,650                 8,002,463
      Republic Property Trust                                                              174,800                 2,057,396
      SL Green Realty Corp.                                                                118,860                12,064,290
      Trizec Properties, Inc.                                                              447,900                11,524,467
                                                                                                           ------------------
                                                                                                                 195,901,283
                                                                                                           ------------------

      RESIDENTIAL APARTMENTS    18.5%
      American Campus Communities, Inc.                                                     91,150                 2,361,697
      Archstone-Smith Trust                                                                673,490                32,846,107
      Atlantic Gulf Communities Corp. (a) (b) (c)                                          131,004                         0
      Atlantic Gulf Communities Corp. - Convertible Preferred Ser B (a) (b) (c)             30,570                         0
      Atlantic Gulf Communities Corp. - Preferred Ser B, 144A - Private
      Placement (a) (b) (c) (d)                                                             43,609                         0
      Avalonbay Communities, Inc.                                                          380,640                41,527,824
      BRE Properties, Inc.                                                                 143,925                 8,059,800
      Equity Residential Properties Trust                                                  712,242                33,325,803
      Essex Property Trust, Inc.                                                           198,074                21,536,586
      Post Properties, Inc.                                                                285,260                12,694,070
      United Dominion Realty Trust, Inc.                                                    88,550                 2,527,217
                                                                                                           ------------------
                                                                                                                 154,879,104
                                                                                                           ------------------

      RESIDENTIAL MANUFACTURED HOMES    1.1%
      Equity Lifestyle Properties, Inc.                                                    178,374                 8,874,107
                                                                                                           ------------------

      RETAIL REGIONAL MALLS    13.4%
      General Growth Properties, Inc.                                                       78,220                 3,822,611
      Macerich Co.                                                                         284,020                21,003,279
      Simon Property Group, Inc.                                                           855,736                72,001,627
      Simon Property Group, Inc. - Convertible Preferred                                     7,215                   497,546
      Taubman Centers, Inc.                                                                358,010                14,918,277
                                                                                                           ------------------
                                                                                                                 112,243,340
                                                                                                           ------------------

      RETAIL STRIP CENTERS    7.3%
      Acadia Realty Trust                                                                  140,560                 3,310,188
      Cedar Shopping Centers, Inc.                                                          72,100                 1,142,064
      Developers Diversified Realty Corp.                                                   35,655                 1,952,111
      Federal Realty Investment Trust                                                      304,840                22,923,968
      Heritage Property Investment Trust                                                     8,110                   321,075

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
      Pan Pacific Retail Properties, Inc.                                                   11,520                   816,768
      Ramco-Gershenson Properties Trust                                                     20,300                   614,481
      Regency Centers Corp.                                                                446,175                29,978,498
                                                                                                           ------------------
                                                                                                                  61,059,153
                                                                                                           ------------------

      SELF STORAGE    4.6%
      Public Storage, Inc.                                                                 282,194                22,922,619
      Shurgard Storage Centers, Inc., Class A                                              241,016                16,058,896
                                                                                                           ------------------
                                                                                                                  38,981,515
                                                                                                           ------------------

      TOTAL LONG-TERM INVESTMENTS    95.8%
           (Cost $468,179,422)                                                                                   803,251,648

      REPURCHASE AGREEMENT    4.0%
      State Street Bank & Trust Co. ($32,964,000 par collateralized by
      U.S. Government obligations in a pooled cash account, interest rate of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $32,976,966)
           (Cost $32,964,000)                                                                                     32,964,000
                                                                                                           ------------------

      TOTAL INVESTMENTS    99.8%
           (Cost $501,143,422)                                                                                   836,215,648

      FOREIGN CURRENCY    0.0%
           (Cost $61,499)                                                                                             61,479

      OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                2,006,708
                                                                                                           ------------------

      NET ASSETS    100.0%                                                                                      $838,283,835
                                                                                                           ==================

      Percentages are calculated as a percentage of net assets.

(a)   Non-income producing security as this stock does not declare dividends.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)   Security has been deemed illiquid.

(d)   144A securities are those which are exempt from registration under Rule
      144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets.


CAD - Canadian Dollar

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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Real Estate Securities Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006